STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS
Net loss for the year	€ (31,164)	€ (25,517)	€ (18,946)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	23	(14)	87
Items that will be reclassified to profit or loss
Foreign currency translation adjustment		10	(18)
Other comprehensive income (loss)	23	(4)	69
Total comprehensive loss	(31,141)	(25,521)	(18,877)
Attributable to shareholders of Biophytis	(31,140)	€ (25,521)	€ (18,877)
Non-controlling interests	€ (1)